Share Capital and Other Equity Instruments - Warrants - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Apr. 23, 2019 CAD ($) $ / shares shares	Feb. 22, 2019 Warrant $ / shares	Jan. 29, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 CAD ($) shares Warrant $ / shares	Nov. 30, 2017 CAD ($) Warrant shares	Dec. 31, 2019 CAD ($) Warrant	Dec. 31, 2018 CAD ($) Warrant	Dec. 31, 2017 Warrant
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants exercisable | Warrant						170,735	149,611
Warrant liability							$ 157
Warrants maturity date						after five years
Number of warrants issued to acquire common stock | shares			4,000
Warrants exercise price per share | $ / shares			$ 3,000.00
Fair value of warrants and license			$ 1,743
OID Loans and Credit Facility
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares right to acquire common stock | shares				1
Warrants maturity date						November 30, 2026
Warrants exercise price per share | $ / shares				$ 1,000.00
Number of existing warrants cancelled | Warrant				100,117
Number of new warrants | Warrant				128,057
Payment received from holder of long-term debt				$ 10
Tranche One
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued to acquire common stock | shares			2,000
Warrants exercisable period						after one year
Tranche Two
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued to acquire common stock | shares			2,000
Warrants exercisable period						after two years
Warrants #9
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued | Warrant		19,402
Range of exercise price | $ / shares	$ 15.21	$ 156.36
Number of warrants, cancelled and replaced | shares	168,735
Warrant expire date	Apr. 23, 2027
Increase decrease in fair value of replacement warrant compared to cancelled warrant	$ 408
Warrant #7
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued | Warrant					54,000
Number of warrants exercisable | Warrant					10,000			44,000
Incremental drawn amount of credit facility					$ 10,000	$ 10,000
Number of shares right to acquire common stock | shares					1
Warrants exercise price | Warrant					1,700.00
Warrants maturity date						June 30, 2026
Draw dates of credit facility						January 22, February 23, April 30, August 2, September 21, and November 22, 2018
Proceeds attributable to exercise of warrants equity						$ 11,159
Warrant #7 | Tranche One
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants exercisable | Warrant					5,000
Incremental drawn amount of credit facility					$ 10,000
Warrant liability					$ 40,000
Warrant #7 | Tranche Two
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants exercisable | Warrant					6,000
Incremental drawn amount of credit facility					$ 10,000
Warrant liability					$ 40,000
Warrants #3 to 7
Disclosure Of Classes Of Share Capital [Line Items]
Increase decrease in fair value of replacement warrant compared to cancelled warrant				$ 8,440